Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.78%
Aerospace & Defense–1.39%
Textron, Inc.	432,843	$15,621,304
Agricultural Products–0.57%
Archer-Daniels-Midland Co.	138,294	6,429,288
Air Freight & Logistics–2.42%
FedEx Corp.	108,104	27,190,318
Application Software–0.83%
CDK Global, Inc.	213,251	9,295,611
Asset Management & Custody Banks–2.44%
Bank of New York Mellon Corp. (The)	537,970	18,473,890
State Street Corp.	150,296	8,917,061
		27,390,951
Automobile Manufacturers–1.95%
General Motors Co.	737,477	21,821,944
Building Products–2.62%
Johnson Controls International PLC	473,300	19,334,305
Trane Technologies PLC	83,391	10,111,159
		29,445,464
Cable & Satellite–1.51%
Comcast Corp., Class A	365,665	16,915,663
Casinos & Gaming–0.67%
Las Vegas Sands Corp.	161,116	7,517,673
Communications Equipment–1.89%
Cisco Systems, Inc.	537,007	21,152,706
Construction Machinery & Heavy Trucks–2.04%
Caterpillar, Inc.	153,642	22,915,704
Consumer Finance–0.69%
Ally Financial, Inc.	308,031	7,722,337
Diversified Banks–9.18%
Bank of America Corp.	1,600,667	38,560,068
Citigroup, Inc.	883,662	38,094,669
JPMorgan Chase & Co.	165,330	15,916,319
Wells Fargo & Co.	441,615	10,382,369
		102,953,425
Electric Utilities–1.58%
Exelon Corp.	494,793	17,693,798
Electrical Components & Equipment–3.90%
Eaton Corp. PLC	222,061	22,656,884
Emerson Electric Co.	321,276	21,066,067
		43,722,951
Fertilizers & Agricultural Chemicals–2.87%
CF Industries Holdings, Inc.	500,193	15,360,927
Corteva, Inc.	582,575	16,783,986
		32,144,913
Shares		Value
Health Care Distributors–2.81%
Cardinal Health, Inc.	80,993	$3,802,621
Henry Schein, Inc.(b)	168,923	9,929,294
McKesson Corp.	119,278	17,764,073
		31,495,988
Health Care Facilities–2.77%
HCA Healthcare, Inc.(b)	184,675	23,025,279
Universal Health Services, Inc., Class B	75,043	8,031,102
		31,056,381
Health Care Services–1.28%
CVS Health Corp.	245,450	14,334,280
Health Care Supplies–0.76%
DENTSPLY SIRONA, Inc.	194,325	8,497,832
Hotel & Resort REITs–0.73%
Host Hotels & Resorts, Inc.	755,090	8,147,421
Independent Power Producers & Energy Traders–1.37%
Vistra Corp.	814,981	15,370,542
Industrial Conglomerates–0.94%
General Electric Co.	1,689,392	10,524,912
Integrated Oil & Gas–3.97%
BP PLC, ADR (United Kingdom)	755,429	13,189,790
Chevron Corp.	285,847	20,580,984
Suncor Energy, Inc. (Canada)	878,852	10,748,360
		44,519,134
Integrated Telecommunication Services–1.41%
AT&T, Inc.	555,490	15,837,020
Internet & Direct Marketing Retail–1.74%
Booking Holdings, Inc.(b)	6,610	11,307,595
eBay, Inc.	158,083	8,236,124
		19,543,719
Investment Banking & Brokerage–3.73%
Goldman Sachs Group, Inc. (The)	82,586	16,597,308
Morgan Stanley	520,936	25,187,256
		41,784,564
IT Consulting & Other Services–2.00%
Cognizant Technology Solutions Corp., Class A	322,575	22,393,156
Life & Health Insurance–0.96%
MetLife, Inc.	288,990	10,741,758
Managed Health Care–2.43%
Anthem, Inc.	101,575	27,282,029
Multi-line Insurance–2.02%
American International Group, Inc.	822,828	22,652,455
Oil & Gas Exploration & Production–4.60%
Canadian Natural Resources Ltd. (Canada)	526,854	8,443,591
Devon Energy Corp.	850,515	8,045,872

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Hess Corp.	345,591	$14,145,040
Marathon Oil Corp.	2,052,176	8,393,400
Parsley Energy, Inc., Class A	756,891	7,084,500
Pioneer Natural Resources Co.	63,194	5,434,052
		51,546,455
Packaged Foods & Meats–1.33%
Kraft Heinz Co. (The)	224,499	6,723,745
Tyson Foods, Inc., Class A	138,445	8,234,709
		14,958,454
Paper Packaging–1.62%
International Paper Co.	449,606	18,227,027
Pharmaceuticals–5.86%
Bristol-Myers Squibb Co.	314,600	18,967,234
Johnson & Johnson	153,119	22,796,357
Sanofi, ADR (France)	478,198	23,991,193
		65,754,784
Property & Casualty Insurance–1.31%
Allstate Corp. (The)	155,890	14,675,485
Regional Banks–2.51%
Citizens Financial Group, Inc.	446,717	11,293,006
Fifth Third Bancorp	551,492	11,757,809
PNC Financial Services Group, Inc. (The)	46,025	5,058,608
		28,109,423
Semiconductors–5.39%
Intel Corp.	414,686	21,472,441
NXP Semiconductors N.V. (Netherlands)	139,693	17,435,084
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	183,234	$21,562,977
		60,470,502
Specialty Chemicals–0.81%
DuPont de Nemours, Inc.	163,459	9,068,705
Systems Software–1.84%
Microsoft Corp.	98,372	20,690,583
Tobacco–4.49%
Altria Group, Inc.	424,102	16,387,301
Philip Morris International, Inc.	453,406	34,000,916
		50,388,217
Wireless Telecommunication Services–0.55%
Vodafone Group PLC (United Kingdom)	4,621,116	6,130,744
Total Common Stocks & Other Equity Interests (Cost $1,026,447,488)		1,074,135,620
Money Market Funds–3.61%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	13,970,954	13,970,954
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	10,553,538	10,558,815
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	15,966,804	15,966,804
Total Money Market Funds (Cost $40,492,227)		40,496,573
TOTAL INVESTMENTS IN SECURITIES–99.39% (Cost $1,066,939,715)		1,114,632,193
OTHER ASSETS LESS LIABILITIES—0.61%		6,829,231
NET ASSETS–100.00%		$1,121,461,424
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,797,514	$90,133,670	$(97,960,230)	$-	$-	$13,970,954	$57,655
Invesco Liquid Assets Portfolio, Institutional Class	15,602,035	64,917,236	(69,971,593)	4,347	6,790	10,558,815	59,522
Invesco Treasury Portfolio, Institutional Class	24,911,444	103,009,909	(111,954,549)	-	-	15,966,804	62,528
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,534,173	$(18,534,173)	$-	$-	$-	$1,733*
Invesco Liquid Assets Portfolio, Institutional Class	-	5,397,578	(5,396,007)	-	(1,571)	-	1,122*
Invesco Private Government Fund	-	20,665,891	(20,665,891)	-	-	-	163*
Invesco Private Prime Fund	-	6,025,146	(6,025,396)	250	-	-	124*
Total	$62,310,993	$308,683,603	$(330,507,839)	$4,597	$5,219	$40,496,573	$182,847

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/09/2020	Canadian Imperial Bank of Commerce	CAD	15,850,907	USD	12,030,935	$126,529
10/09/2020	Canadian Imperial Bank of Commerce	EUR	10,102,474	USD	11,917,697	71,336
10/09/2020	Canadian Imperial Bank of Commerce	GBP	8,462,834	USD	11,024,367	104,018
10/09/2020	Citibank N.A.	USD	236,339	GBP	184,422	1,637
10/09/2020	Deutsche Bank AG	EUR	226,229	USD	266,986	1,705
10/09/2020	Deutsche Bank AG	USD	264,982	EUR	226,229	298
10/09/2020	Goldman Sachs & Co.	EUR	338,766	USD	400,499	3,255
10/09/2020	Goldman Sachs & Co.	USD	240,390	CAD	321,524	1,082
10/09/2020	Goldman Sachs & Co.	USD	203,015	GBP	158,030	906
10/09/2020	Royal Bank of Canada	CAD	414,992	USD	315,483	3,815
10/09/2020	Royal Bank of Canada	USD	302,609	GBP	237,532	3,899
Subtotal—Appreciation						318,480
Currency Risk
10/09/2020	Citibank N.A.	USD	230,930	GBP	178,158	(1,037)
10/09/2020	Deutsche Bank AG	USD	296,034	CAD	389,975	(3,153)
10/09/2020	Royal Bank of Canada	CAD	499,611	USD	373,248	(1,972)
10/09/2020	Royal Bank of Canada	USD	2,405,775	CAD	3,184,287	(14,300)
10/09/2020	Royal Bank of Canada	USD	202,252	GBP	156,630	(138)
Subtotal—Depreciation						(20,600)
Total Forward Foreign Currency Contracts						$297,880

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,068,004,876	$6,130,744	$—	$1,074,135,620
Money Market Funds	40,496,573	—	—	40,496,573
Total Investments in Securities	1,108,501,449	6,130,744	—	1,114,632,193
Other Investments - Assets*
Forward Foreign Currency Contracts	—	318,480	—	318,480
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(20,600)	—	(20,600)
Total Other Investments	—	297,880	—	297,880
Total Investments	$1,108,501,449	$6,428,624	$—	$1,114,930,073

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Comstock Fund